Subsequent Events (Details Narrative) - USD ($) $ in Thousands	7 Months Ended
	Jul. 23, 2021	Sep. 03, 2021
$115.0 million NSM Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from Lines of Credit	$ 75,264
2022 Senior Secured Notes [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt Instrument, Repurchased Face Amount	100,000	$ 20,000
2022 Secured Notes [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt Instrument, Repurchased Face Amount	$ 100,000